Bank Loans (Tables)	6 Months Ended
Jun. 30, 2024
Bank Loans [Abstract]
Schedule of Outstanding Balance of Short-Term Bank Loans	Outstanding balance of short-term bank loans consisted of the following:
	June 30, 2024	December 31, 2023

Loans from Bank of Communication Fixed interest rates ranging from 3.90% to 4.20%, maturity dates from January 16, 2024 to April 10, 2025 and guaranteed by the representative of Zhuhai Powerbridge, the Group’s CEO and CEO’s spouse and a third party. The Group pledged buildings with the aggregated carrying value of $2.2 million and $2.3 million as of June 30, 2024 and December 31, 2023 to secure the loans	$2,752,092	$2,816,942
Loan from SPD Bank Fixed interest rate of 4.1%, fully repaid upon maturity on June 28, 2024 and guaranteed by the Group’s CEO. The Group pledged fixed asset with the aggregated carrying value of $1.6 million and $1.7 million as of June 30, 2024 and December 31, 2023 to secure the loan	-	1,126,776
Total	$2,752,092	$3,943,718

Schedule of Bank Loans	The movement bank loans are as follows:
	For the six months ended June 30,
	2024	2023
Beginning balance	$3,943,718	$2,609,755
Additions	2,079,002	3,319,718
Repayments	(3,187,803)	(1,876,362)
Foreign currency translation adjustments	(82,825)	(191,734)
Ending balance	$2,752,092	$3,861,377